Related Parties	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Parties
Note 6 - Related Parties
On January 28, 2021, the Board of Directors approved a new compensation arrangement executed with six key executive officers in connection with the Business Combination. The Bonuses, which will be paid in four installments totaling $3.0 million, became payable upon the closing date and vested each quarter within a period of one year.